COMMITMENTS AND CONTINGENCIES	9 Months Ended
Jun. 30, 2011
COMMITMENTS AND CONTINGENCIES
NOTE E - COMMITMENTS AND CONTINGENCIES

In August 2007, our subsidiary, NuGen Mobility entered into an asset purchase agreement pursuant to which it acquired substantially all of the assets, and specified liabilities of New Generation Motors Corporation, a Delaware corporation. The agreement requires the payment to New Generation Motors of $1,000,000 pursuant to a promissory note, which bears simple interest at the rate of six percent. The principal amount of this note was reduced to $596,108 by the application of $403,892 in credits. These credits consist of (i) an aggregate of $273,741 in operational loans made by our principal shareholders to New Generation Motors to allow them to continue operations prior to August 2007, (ii) $101,804 in customer deposits that they retained though we were responsible for fulfilling such customer orders, and (iii) $29,068 in amounts we agreed to pay to New Generation Motors’s landlord for back rent.

The principal and interest on the loan is to be repaid, on a quarterly basis, until all amounts due thereon have been paid. The amount of each payment is equal to the greater of (i) $7,500 and (ii) the product obtained by multiplying our Gross Revenues (as defined) for the quarter by the applicable percentage rate. The applicable percentage rate increases by one percentage point per year beginning at 2% for 2007 increasing to 6% for 2011 and all subsequent years. The payment is first applied to the accrued interest on the loan and the remainder, if any, to the principal amount owed. As of the date hereof, an aggregate of $82,500 has been paid (11 quarterly payments of $7,500 per quarter) and all of the payments have been applied to accrued interest. Accordingly, the principal balance of the loan has been $596,108 since August 2007.

In addition, if prior to July 13, 2014 we have paid this note in full, we are also required to pay until July 13, 2014, on a quarterly basis, the product obtained by multiplying 2.5% by the Gross Revenues in the applicable quarter. Gross Revenues is defined as (i) all fees and other revenue that NuGen Mobility receives from any source, (ii) the then-current fair market value of (x) the assets purchased from New Generation Motors, or (y) the business (as a going concern) or portion thereof sold or otherwise transferred to our affiliate, and (iii) the proceeds from the sale or other disposition by NuGen Mobility to any other third party of all or any portion of (x) the assets and/or (y) the business as a going concern. To date, we have not been required to make any such payments.

In connection with this transaction, NuGen also agreed to assume the commitment, entered into by New Generation Motors, for a conditional grant of $700,000 from an Indian export bank, which will be paid back through a 2% royalty on the license agreement until $1,400,000 is paid back. Additionally, the Indian export bank also provided a loan of $500,000 to New Generation Motors. In connection with this asset purchase agreement, NuGen Mobility assumed this $500,000 loan on the condition that the loan would be converted to a conditional grant (similar to the $700,000 conditional grant) and has agreed to make payments to New Generation Motors based on the conditional grant terms in the asset purchase Agreement. New Generation Motors reached such agreement with the Indian export bank but New Generation Motors and such bank never ratified such agreement. As such the Company did not assume the loan and the loan agreement remains between the Indian export bank and New Generation Motors. As of June 30, 2011 no payments are owed to New Generation Motors, as the Indian manufacturer is not actively marketing the product at present and no payments are required until sales from this product are generated.

As part of the asset purchase agreement in August 2007, NuGen also agreed to assume the commitment, entered into by New Generation Motors, for a conditional grant of $700,000 from an Indian export bank, which is only required to be paid back once the Indian manufacturer begins paying licensing fees. NuGen does not have a written assignment from the Indian export bank regarding its assumption of this commitment. NuGen will then be obligated to pay the Indian export bank a royalty received from the Indian manufacturer until $1,400,000 is repaid based on a schedule in the agreement. Since the dates provided for in the schedule to the agreement have passed, the agreement provides that if the actual sales deviate substantially, the royalty schedule will have to be changed. To date, the parties have not updated the schedule of royalty payments. Additionally, the Indian export bank also provided a loan of $500,000 to New Generation Motors. In connection with this asset purchase agreement, NuGen assumed this $500,000 loan on the condition that the loan would be converted to a conditional grant (similar to the $700,000 conditional grant). In 2006, both New Generation Motors and the Indian export bank agreed to convert this second $500,000 loan to a conditional grant under the same terms and conditions as the previous agreement. However the Agreement was never signed and NuGen has treated the amount as a conditional grant due to New Generation Motors in accordance with the terms of the asset purchase agreement. Currently, no demand has been made to NuGen for payment; accordingly, it is not reflected as a liability on the Company’s balance sheet but rather it is included under “Commitments and Contingencies”. As of June 30, 2011 no payments are owed to the Indian export bank, as the Indian manufacturer is not actively marketing the product at present and no payments are required until sales from this product are generated.

Lease Commitments

On October 7, 2010, the Company’s wholly owned subsidiary, NuGen Mobility Inc. entered into a three year lease for a combined office / warehouse space in the same building complex as the Company’s current space. The rent, which commenced effective December 1, 2010, is approximately $5,595 per month and increases by 3% on each anniversary date of the lease. We also entered into a one-year lease commencing October 1, 2010 for our current space of approximately 6,500 square feet, for a monthly rental of $4,860. Rental expense for the nine months ended June 30, 2011 and 2010 was $95,466 and $61,478 respectively.

Employment Agreements

During the quarter ending June 30, 2010, we entered into employment agreements with our Executive Chairman and Chief Executive Officer (CEO), our Chief Financial Officer (CFO) and our Vice President of Engineering and Programs (VP Engineering). The agreements, for the CEO, VP Engineering and CFO, provide for annual salaries, of $180,000, $160,000 and $120,000 respectively; signing bonuses of $30,000, $20,000 and $10,000 respectively; and, grants of options to purchase 900,000, 400,000 and 150,000 shares of our common stock, respectively. The shares subject to the options for the CEO and CFO have an exercise price of $0.45 per share and vest pro ratably in 24 equal monthly installments as of the last day of each month commencing February 28, 2010. The shares subject to the options for the VP Engineering are at an exercise price of $0.15 per share and vest pro ratably in 24 equal monthly installments as of the last day of each month commencing February 28, 2010, which option may be exercised on a cashless basis and may be exercised until February 29, 2012. Generally, options to acquire 100,000 shares may be exercised on a cumulative basis during the two weeks preceding August 31, 2010, February 28, 2011, August 31, 2011, and February 29, 2012 subject to accelerated exercise upon a change in control as provided therein and the right to exercise his remaining option in the event of the termination of his employment.

On June 30, 2011, Alan Pritzker tendered his resignation as the Chief Financial Officer of the Company.  The Board of Directors of the Company appointed Marshall G. Webb as Chief Financial Officer, effective upon Mr. Pritzker’s resignation. The Company entered into a one-year employment  agreement, dated July 1, 2011 with Marshall G. Webb pursuant to which Mr. Webb will be employed as a senior executive officer of the Company and, immediately upon Mr. Pritzker’s resignation, will serve as the Company’s Chief Financial Officer.  The Employment Agreement will automatically renew for additional one-year terms unless either party notifies the other of its desire not to renew the Employment Agreement within 90 days of the expiration of the then current term.  Mr. Webb will be entitled to a base salary of $120,000 per annum, which the board of directors may periodically increase but not decrease, and an annual bonus at the discretion of the Board, currently anticipated at 25% of Mr. Webb’s base salary.  Mr. Webb will be paid a special bonus of $15,000 for each $1,000,000 raised or 1.5% of any amount raised less than $1,000,000 raised following the current Series B financing effort underway.  The Employment Agreement also provides for the grant of a ten-year option to purchase 250,000 shares of the Company’s common stock at an exercise price of $0.45 per share which will vest as to 125,000 shares upon the execution of the Agreement (July 1, 2011) and as to the balance ratably over a 12-month period beginning on July 31, 2011. All options will immediately vest and become exercisable upon a change of control, sale of substantially all of the Company’s assets, a merger in which the Company is not the surviving company, the Company replaces Mr. Webb for other than cause, or Mr. Webb is replaced by Series B investors.  The option will immediately terminate if Mr. Webb is terminated for cause and in 90 days if Mr. Webb resigns other than for good reason.

Concentration of Credit Risk

We have historically derived significant revenue from a few key customers.   Accounts receivable, net from two customers totaled $324,235 at June 30, 2011 which was 84% of accounts receivable, net at June 30, 2011.  Revenue from two customers totaled $897,256 for the nine months ended June 30, 2011 which was 79 percent of our nine months total ending June 30, 2011 revenues.